Sources of finance - Analysis of Fixed and Floating Rate Debt by Currency (Detail) € in Millions, £ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Borrowings		£ 5,032.7	£ 4,272.9
US Dollar bonds [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings | $					$ 1,563
US Dollar bonds [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		£ 1,585.1	£ 1,178.2
Fixed rate	[1]	4.06%	4.06%	4.06%	4.06%
Period (months)	[1]	70 months	95 months
Sterling bonds [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		£ 650.0
Sterling bonds [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		£ 1,094.1	£ 844.1
Fixed rate	[1]	3.21%	2.73%	3.21%	3.21%
Period (months)	[1]	167 months	188 months
Eurobonds [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings | €				€ 3,600
Eurobonds [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		£ 2,104.6	£ 1,777.7
Fixed rate	[1]	2.20%	2.34%	2.20%	2.20%
Period (months)	[1]	79 months	82 months
Eurobonds [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		£ 223.9	£ 423.3
Floating basis		EURIBOR	EURIBOR
Period (months)	[1]	15 months	16 months
Other bonds [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		£ 25.0	£ 49.6

[1]	Weighted average. These rates do not include the effect of gains on interest rate swap terminations that are written to income over the life of the original instrument.